STOCK-BASED COMPENSATION PLANS - Stock Options Outstanding (FY) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding (in shares) | shares	983,512
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 40.62
Number of options currently exercisable (in shares) | shares	802,609
Weighted average exercise price of options currently exercisable (in dollars per share) | $ / shares	$ 32.52
Under $15.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding (in shares) | shares	180,000
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 14.50
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
Number of options currently exercisable (in shares) | shares	180,000
Weighted average exercise price of options currently exercisable (in dollars per share) | $ / shares	$ 14.50
15.00 - 23.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding (in shares) | shares	193,701
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 18.77
Weighted average remaining contractual life (in years)	1 year 3 months 18 days
Number of options currently exercisable (in shares) | shares	193,701
Weighted average exercise price of options currently exercisable (in dollars per share) | $ / shares	$ 18.77
23.00 - 30.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding (in shares) | shares	136,924
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 28.75
Weighted average remaining contractual life (in years)	2 years 9 months 18 days
Number of options currently exercisable (in shares) | shares	136,924
Weighted average exercise price of options currently exercisable (in dollars per share) | $ / shares	$ 28.75
30.00 - 38.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding (in shares) | shares	94,496
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 35.24
Weighted average remaining contractual life (in years)	4 years 1 month 6 days
Number of options currently exercisable (in shares) | shares	94,496
Weighted average exercise price of options currently exercisable (in dollars per share) | $ / shares	$ 35.24
Over 38.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding (in shares) | shares	378,391
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares	$ 69.86
Weighted average remaining contractual life (in years)	7 years
Number of options currently exercisable (in shares) | shares	197,488
Weighted average exercise price of options currently exercisable (in dollars per share) | $ / shares	$ 63.72